Income Taxes - Schedule of Components of Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income / (loss) before income tax from continuing operations	$ (28,857)	$ (15,219)	$ (13,045)
Foreign
Operating Loss Carryforwards [Line Items]
Income / (loss) before income tax from continuing operations	(10,286)	3,547	3,269
Switzerland
Operating Loss Carryforwards [Line Items]
Income / (loss) before income tax from continuing operations	$ (18,571)	$ (18,766)	$ (16,314)